Current And Future Changes In Accounting Policies - Summary of Impact Upon Adoption of IFRS 9 (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Nov. 01, 2017	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Disclosure of financial assets to which overlay approach is applied [line items]
Cash and due from banks	$ 4,735		$ 3,971	$ 3,907	$ 3,154
Interest-bearing deposits with banks	30,720		51,185
Trading loans, securities and other	127,897		103,918
Debt securities at amortized cost, net of allowance for credit losses	107,171
Non-trading financial assets at FVTPL	4,015
Derivatives	56,996		56,195
Financial assets designated at FVTPL	3,618		4,032
Available-for-sale securities			146,411
Held-to-maturity securities			71,363
Securities purchased under reverse repurchase agreements	127,379		134,429
Residential mortgages	225,191		222,079
Consumer instalment and other personal	172,079		157,101
Credit card	35,018		33,007
Business and government	217,654		200,978
Debt securities classified as loans			3,209
Total Loans before allowance	649,942		616,374
Allowance for loan losses	(3,549)		(3,783)
Loans, net of allowance for loan losses	646,393		612,591
Customers' liability under acceptances	17,267		17,297
Amounts receivable from brokers, dealers, and clients	26,940		29,971
Total assets	1,334,903		1,278,995	$ 1,176,967
Trading deposits	114,704		79,940
Derivatives	48,270		51,214
Securitization liabilities at fair value	12,618		12,757
Deposits	851,439		832,824
Acceptances	17,269		17,297
Obligations related to securities sold short	39,478		35,482
Obligations related to securities sold under repurchase agreements	93,389		88,591
Securitization liabilities at amortized cost	14,683		16,076
Amounts payable to brokers, dealers, and clients	28,385		32,851
Subordinated notes and debentures	8,740		9,528
Total financial liabilities	175,592		143,911
Total liabilities	1,254,863		1,203,805
Retained earnings	46,145		40,489
Accumulated other comprehensive income	6,639		8,006
Total liabilities and equity	$ 1,334,903		1,278,995
IAS 39 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trading loans, securities and other			103,918
Securities purchased under reverse repurchase agreements			134,429
Total Loans before allowance			616,374
Allowance for loan losses			(3,783)
Loans, net of allowance for loan losses			612,591
Other assets			51,824
Total financial assets			1,235,919
Non-financial assets			43,076
Total assets			1,278,995
Total financial liabilities			1,186,494
Non-financialliabilities			17,311
Total liabilities			1,203,805
Retained earnings			40,489
Accumulated other comprehensive income			8,006
Other equity			26,695
Total liabilities and equity			1,278,995
IAS 39 [member] | Financial liabilities designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trading deposits			79,940
Derivatives			51,214
Securitization liabilities at fair value			12,757
Obligations related to securities sold short			35,482
Obligations related to securities sold under repurchase agreements			88,591
IAS 39 [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Deposits			832,824
Acceptances			17,297
Securitization liabilities at amortized cost			16,076
Amounts payable to brokers, dealers, and clients			32,851
Subordinated notes and debentures			9,528
Other financial liabilities			9,934
IAS 39 [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Cash and due from banks			3,971
Interest-bearing deposits with banks			51,185
Held-to-maturity securities			71,363
IAS 39 [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Derivatives			56,195
Financial assets designated at FVTPL			4,032
IAS 39 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Available-for-sale securities			146,411
IAS 39 [member] | Loans [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Residential mortgages			222,079
Consumer instalment and other personal			157,101
Credit card			33,007
Debt securities classified as loans			3,209
IAS 39 [member] | Loans [member] | Financial assets amortized cost [member] | Business and government [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Business and government			199,053
IAS 39 [member] | Loans [member] | Financial assets amortized cost [member] | Business and government [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Business and government			1,925
IAS 39 [member] | Loans [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trading loans, securities and other			11,235
IAS 39 [member] | Commodities and other [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trading loans, securities and other			7,271
IAS 39 [member] | Securities purchased under reverse repurchase agreements [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities purchased under reverse repurchase agreements			133,084
IAS 39 [member] | Securities purchased under reverse repurchase agreements [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities purchased under reverse repurchase agreements			1,345
IAS 39 [member] | Other [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Customers' liability under acceptances			17,297
Amounts receivable from brokers, dealers, and clients			29,971
Other financial assets			4,556
IAS 39 [member] | Debt securities [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trading loans, securities and other			53,402
IAS 39 [member] | Equity securities [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trading loans, securities and other			32,010
IAS 39 [member] | Equity securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Available-for-sale securities			2,287
IAS 39 [member] | Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Held-to-maturity securities			71,363
IAS 39 [member] | Debt securities [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets designated at FVTPL			3,150
IAS 39 [member] | Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Available-for-sale securities			142,927
IAS 39 [member] | Debt securities [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets designated at FVTPL			369
IAS 39 [member] | Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Available-for-sale securities			1,197
IAS 39 [member] | Debt securities [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets designated at FVTPL			513
Re-classifications [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trading loans, securities and other			(86)
Total Loans before allowance			(9,858)
Allowance for loan losses			156
Loans, net of allowance for loan losses			(9,702)
Other assets			8
Total financial assets			1
Total assets			1
Accumulated other comprehensive income			1
Total liabilities and equity			1
Re-classifications [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Debt securities at amortized cost, net of allowance for credit losses			4,764
Re-classifications [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Non-trading financial assets at FVTPL			9,203
Financial assets designated at FVTPL			(882)
Re-classifications [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Available-for-sale securities			(3,304)
Re-classifications [member] | Allowance for security losses [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Debt securities at amortized cost, net of allowance for credit losses			(155)
Re-classifications [member] | Loans [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Residential mortgages			(2,857)
Consumer instalment and other personal			(44)
Debt securities classified as loans			(3,209)
Re-classifications [member] | Loans [member] | Financial assets amortized cost [member] | Business and government [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Business and government			(1,823)
Re-classifications [member] | Loans [member] | Financial assets amortized cost [member] | Business and government [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Business and government			(1,925)
Re-classifications [member] | Loans [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trading loans, securities and other			(86)
Non-trading financial assets at FVTPL			2,857
Re-classifications [member] | Loans [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Available-for-sale securities			1,823
Re-classifications [member] | Loans2 [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Non-trading financial assets at FVTPL			1,917
Re-classifications [member] | Loans3 [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Non-trading financial assets at FVTPL			86
Re-classifications [member] | Loans4 [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Non-trading financial assets at FVTPL			44
Re-classifications [member] | Securities purchased under reverse repurchase agreements [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities purchased under reverse repurchase agreements			(653)
Re-classifications [member] | Securities purchased under reverse repurchase agreements [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities purchased under reverse repurchase agreements			653
Re-classifications [member] | Other [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Other financial assets			8
Re-classifications [member] | Equity securities [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Non-trading financial assets at FVTPL			196
Re-classifications [member] | Equity securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Available-for-sale securities			(196)
Re-classifications [member] | Debt securities [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Non-trading financial assets at FVTPL			3,734
Re-classifications [member] | Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Available-for-sale securities			(3,734)
Re-classifications [member] | Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Debt securities at amortized cost, net of allowance for credit losses			3,209
Re-classifications [member] | Debt securities [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Non-trading financial assets at FVTPL			369
Financial assets designated at FVTPL			(369)
Re-classifications [member] | Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Available-for-sale securities			(1,197)
Re-classifications [member] | Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Debt securities at amortized cost, net of allowance for credit losses			1,197
Re-classifications [member] | Debt securities [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets designated at FVTPL			(513)
Re-classifications [member] | Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Debt securities at amortized cost, net of allowance for credit losses			513
Re-measurement [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			152
Loans, net of allowance for loan losses			152
Other assets			(28)
Total financial assets			223
Non-financial assets			2
Total assets			225
Total financial liabilities			250
Total liabilities			250
Retained earnings			53
Accumulated other comprehensive income			(78)
Total liabilities and equity			225
Re-measurement [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Other financial liabilities			250
Re-measurement [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Debt securities at amortized cost, net of allowance for credit losses			30
Re-measurement [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Non-trading financial assets at FVTPL			69
Re-measurement [member] | Allowance for security losses [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Debt securities at amortized cost, net of allowance for credit losses			8
Re-measurement [member] | Loans2 [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Non-trading financial assets at FVTPL			1
Re-measurement [member] | Other [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Other financial assets			(28)
Re-measurement [member] | Equity securities [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Non-trading financial assets at FVTPL			68
Re-measurement [member] | Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Debt securities at amortized cost, net of allowance for credit losses			29
Re-measurement [member] | Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Debt securities at amortized cost, net of allowance for credit losses			$ (7)
IFRS9 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trading loans, securities and other		$ 103,832
Securities purchased under reverse repurchase agreements		134,429
Total Loans before allowance		606,516
Allowance for loan losses		(3,475)
Loans, net of allowance for loan losses		603,041
Other assets		51,804
Total financial assets		1,236,143
Non-financial assets		43,078
Total assets		1,279,221
Total financial liabilities		1,186,744
Non-financialliabilities		17,311
Total liabilities		1,204,055
Retained earnings		40,542
Accumulated other comprehensive income		7,929
Other equity		26,695
Total liabilities and equity		1,279,221
IFRS9 [member] | Financial liabilities designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trading deposits		79,940
Derivatives		51,214
Securitization liabilities at fair value		12,757
Obligations related to securities sold short		35,482
Obligations related to securities sold under repurchase agreements		88,591
IFRS9 [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Deposits		832,824
Acceptances		17,297
Securitization liabilities at amortized cost		16,076
Amounts payable to brokers, dealers, and clients		32,851
Subordinated notes and debentures		9,528
Other financial liabilities		10,184
IFRS9 [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Cash and due from banks		3,971
Interest-bearing deposits with banks		51,185
Debt securities at amortized cost, net of allowance for credit losses		76,157
IFRS9 [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Non-trading financial assets at FVTPL		9,272
Derivatives		56,195
Financial assets designated at FVTPL		3,150
IFRS9 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Available-for-sale securities		143,107
IFRS9 [member] | Allowance for security losses [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Debt securities at amortized cost, net of allowance for credit losses		(147)
IFRS9 [member] | Loans [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Residential mortgages		219,222
Consumer instalment and other personal		157,057
Credit card		33,007
IFRS9 [member] | Loans [member] | Financial assets amortized cost [member] | Business and government [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Business and government		197,230
IFRS9 [member] | Loans [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trading loans, securities and other		11,149
Non-trading financial assets at FVTPL		2,857
IFRS9 [member] | Loans [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Available-for-sale securities		1,823
IFRS9 [member] | Commodities and other [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trading loans, securities and other		7,271
IFRS9 [member] | Loans2 [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Non-trading financial assets at FVTPL		1,918
IFRS9 [member] | Loans3 [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Non-trading financial assets at FVTPL		86
IFRS9 [member] | Loans4 [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Non-trading financial assets at FVTPL		44
IFRS9 [member] | Securities purchased under reverse repurchase agreements [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities purchased under reverse repurchase agreements		132,431
IFRS9 [member] | Securities purchased under reverse repurchase agreements [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities purchased under reverse repurchase agreements		1,998
IFRS9 [member] | Other [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Customers' liability under acceptances		17,297
Amounts receivable from brokers, dealers, and clients		29,971
Other financial assets		4,536
IFRS9 [member] | Debt securities [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trading loans, securities and other		53,402
IFRS9 [member] | Equity securities [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trading loans, securities and other		32,010
Non-trading financial assets at FVTPL		264
IFRS9 [member] | Equity securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Available-for-sale securities		2,091
IFRS9 [member] | Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Debt securities at amortized cost, net of allowance for credit losses		71,392
IFRS9 [member] | Debt securities [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Non-trading financial assets at FVTPL		3,734
Financial assets designated at FVTPL		3,150
IFRS9 [member] | Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Available-for-sale securities		139,193
IFRS9 [member] | Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Debt securities at amortized cost, net of allowance for credit losses		3,209
IFRS9 [member] | Debt securities [member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Non-trading financial assets at FVTPL		369
IFRS9 [member] | Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Debt securities at amortized cost, net of allowance for credit losses		1,190
IFRS9 [member] | Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Debt securities at amortized cost, net of allowance for credit losses		$ 513